First Trust Portfolios L.P.

120 EAST LIBERTY DRIVE

SUITE 400

WHEATON, ILLINOIS 60187

June 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: THE FIRST TRUST(R) COMBINED SERIES 354

(SEC File No. 333-171829)(CIK No. 1503470)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 9, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on May 29, 2020.

Very truly yours,

The First Trust(R) Combined Series 354, Registrant

/s/ First Trust Portfolios L.P.

By: First Trust Portfolios L.P., Depositor